UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22814

Excelsior Private Markets Fund III (TI), LLC
(Exact name of registrant as specified in charter)

325 North Saint Paul Street
49th Floor
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jim Bowden, Chief Executive Officer and President
Excelsior Private Markets Fund III (TI), LLC
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-212-476-8800

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Excelsior Private Market Fund III (TI), LLC (the “Fund”) invests substantially all of its assets in Excelsior Private Markets Fund III (Master), LLC (the “Company”). The percentage of the Company’s members’ equity owned by the Fund at June 30, 2018, was 57.21%. The Fund has included the Company’s schedule of investments as of June 30, 2018, below. The Company’s schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on August 29, 2018.

Excelsior Private Markets Fund III (Master), LLC
Schedule of Investments
June 30, 2018 (Unaudited)

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Fair Value

Buyout/Growth (59.00%)
Advent International GPE VIII-B, L.P.	Primary	09/2016 - 03/2018	North America	$3,789,945
Apollo Investment Fund IV, L.P.	Secondary	04/2014	North America	15,136
BVIP Fund VIII, L.P.	Primary	08/2014 - 01/2018	North America	4,939,969
Charlesbank Equity Fund VIII, LP	Primary	01/2015 - 06/2018	North America	14,263,000
Fenway Partners Capital Fund II, L.P.	Secondary	03/2014	North America	-
Green Equity Investors VII, L.P.	Primary	05/2017 - 05/2018	North America	1,493,342
Levine Leichtman Capital Partners II, L.P.	Secondary	03/2014	North America	304,193
Lone Star Fund IX (U.S.), L.P.	Primary	03/2015 - 06/2018	North America	2,164,882
Platinum Equity Capital Partners III, L.P.	Secondary	12/2013 - 05/2018	North America	5,703,367
Rhone Partners V L.P.	Primary	07/2015 - 04/2018	North America	4,311,715
				36,985,549
Special Situations (19.38%)
Clearlake Capital Partners IV, L.P.	Primary	09/2015 - 05/2018	North America	3,551,836
Clearlake Opportunities Partners, L.P.	Primary	09/2015 - 11/2017	North America	867,690
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	05/2014 - 04/2017	North America	1,241,869
OrbiMed Royalty Opportunities II, L.P.	Primary	04/2015 - 06/2018	North America	2,512,773
Ridgewood Energy Oil & Gas Fund III, L.P.	Primary	05/2015 - 06/2018	North America	1,117,815
Walton Street Real Estate Fund VII, L.P.	Primary	03/2014 - 10/2015	North America	2,860,344
				12,152,327
Venture Capital (20.20%)
Lightspeed China Partners II, L.P.	Primary	06/2014 - 11/2017	Asia	4,215,449
Lightspeed Venture Partners Select, L.P.	Primary	03/2014 - 04/2018	North America	1,784,494
Lightspeed Venture Partners X, L.P.	Primary	07/2014 - 04/2018	North America	2,465,007
Meritech Capital Partners V L.P.	Primary	09/2014 - 04/2018	North America	4,197,514
				12,662,464

Total Investments in Portfolio Funds (cost $45,985,871) (98.58%)				61,800,340
Other Assets & Liabilities (Net) (1.42%)				888,684
Members' Equity - Net Assets (100.00%)				$62,689,024

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2018 aggregated $45,985,871. Total fair value of illiquid and restricted securities at June 30, 2018 was $61,800,340 or 98.58% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (the “Investment Adviser”) and NB Alternatives Advisers LLC (the “Sub-Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Company values its interests in the portfolio funds (the “Portfolio Funds”) and other investments. The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Company. The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. Investments in Portfolio Funds valued using the practical expedient with a fair value of $61,800,340 are excluded from the fair value hierarchy as of June 30, 2018.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market".

The estimated remaining life of the Company’s Portfolio Funds as of June 30, 2018 is one to eight years, with the possibility of extensions by each of the Portfolio Funds.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Excelsior Private Markets Fund III (TI), LLC

By:	/s/ Jim Bowden
Jim Bowden
Chief Executive Officer and President

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jim Bowden
Jim Bowden
Chief Executive Officer and President
(Principal Executive Officer)

Date: August 29, 2018

By:	/s/ John M. McGovern
John M. McGovern
Treasurer
(Principal Financial Officer)

Date: August 29, 2018